EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator for basic and diluted net earnings per share:
Net income	$ 18,569	$ 24,950	$ 18,055
Weighted average shares outstanding, net of treasury stock:
Denominator for basic net earnings per share	45,895,321	45,308,554	44,760,197
Effect of dilutive securities:
Employee stock options	843,283	1,586,061	1,956,732
Denominator for diluted net earnings per share	46,738,604	46,894,615	46,716,929
Basic net earnings per share	$ 0.40	$ 0.55	$ 0.40
Diluted net earnings per share	$ 0.40	$ 0.53	$ 0.39